UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS CORPORATE BOND FUND

FORM N-Q

SEPTEMBER 30, 2008

LEGG MASON PARTNERS CORPORATE BOND FUND

Schedule of Investments (unaudited)	September 30, 2008

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 96.2%
CONSUMER DISCRETIONARY - 8.4%
Automobiles - 1.1%
$3,850,000	Ford Motor Co., Notes, 7.450% due 7/16/31	$1,674,750
6,560,000	General Motors Corp., Senior Debentures, 8.375% due 7/15/33	2,656,800

	Total Automobiles	4,331,550

Leisure Equipment & Products - 0.3%
1,300,000	Hasbro Inc., Senior Notes, 6.300% due 9/15/17	1,256,468

Media - 5.9%
	Comcast Corp.:
4,030,000	6.400% due 5/15/38	3,233,092
	Notes:
4,235,000	6.500% due 1/15/17	3,986,494
1,926,000	6.450% due 3/15/37	1,557,870
3,850,000	News America Holdings Inc., Senior Debentures, 8.500% due 2/23/25	3,898,764
1,910,000	News America Inc., Notes, 6.150% due 3/1/37	1,561,906
2,289,000	Rogers Cable Inc., Senior Secured Second Priority Notes, 6.250% due 6/15/13	2,291,404
3,850,000	Time Warner Cos. Inc., Debentures, 7.570% due 2/1/24	3,477,898
1,563,000	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	1,489,622
601,000	Time Warner Inc., Senior Debentures, 7.700% due 5/1/32	526,434
	Viacom Inc., Senior Notes:
1,040,000	5.750% due 4/30/11	1,010,942
1,070,000	8.625% due 8/1/12	1,100,404

	Total Media	24,134,830

Multiline Retail - 1.1%
	Macy’s Retail Holdings Inc.:
1,350,000	5.875% due 1/15/13	1,224,534
3,965,000	6.650% due 7/15/24	3,133,305

	Total Multiline Retail	4,357,839

	TOTAL CONSUMER DISCRETIONARY	34,080,687

CONSUMER STAPLES - 3.9%
Beverages - 1.4%
5,486,000	Diageo Capital PLC, Notes, 4.850% due 5/15/18	4,892,876
910,000	Dr. Pepper Snapple Group Inc., Senior Notes, 6.820% due 5/1/18 (a)	879,897

	Total Beverages	5,772,773

Food & Staples Retailing - 1.8%
448,000	CVS Corp., Senior Notes, 5.750% due 8/15/11	454,911
1,186,000	Delhaize Group, 6.500% due 6/15/17	1,125,150
2,887,000	Kroger Co., Senior Notes, 6.750% due 4/15/12	2,957,752
3,100,000	Safeway Inc., Senior Notes, 6.350% due 8/15/17	3,009,427

	Total Food & Staples Retailing	7,547,240

Food Products - 0.3%
1,360,000	Tyson Foods Inc., Senior Notes, 6.850% due 4/1/16	1,128,800

Tobacco - 0.4%
1,540,000	Reynolds American Inc., 7.625% due 6/1/16	1,531,174

	TOTAL CONSUMER STAPLES	15,979,987

ENERGY - 10.4%
Energy Equipment & Services - 0.7%
685,000	Southern Natural Gas Co., Notes, 5.900% due 4/1/17 (a)	609,645
2,160,000	Transocean Inc., Senior Notes, 5.250% due 3/15/13	2,100,665

	Total Energy Equipment & Services	2,710,310

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORPORATE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 9.7%
$6,361,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	$5,848,023
1,016,000	Apache Corp., Senior Notes, 6.000% due 1/15/37	861,400
1,710,000	DCP Midstream LLC, Senior Notes, 6.750% due 9/15/37 (a)	1,425,217
2,040,000	Devon Financing Corp. ULC, Debentures, 7.875% due 9/30/31	2,077,071
2,200,000	EOG Resources Inc., Senior Notes, 5.875% due 9/15/17	2,072,149
	Gazprom, Loan Participation Notes:
1,694,000	6.212% due 11/22/16 (a)	1,343,782
878,000	Senior Notes, 6.510% due 3/7/22 (a)	634,355
354,000	Hess Corp., Notes, 7.875% due 10/1/29	346,893
1,070,000	Intergas Finance BV, Bonds, 6.375% due 5/14/17 (a)	773,075
2,470,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)	2,136,550
	Kinder Morgan Energy Partners LP:
2,040,000	Medium-Term Notes, 6.950% due 1/15/38	1,753,268
770,000	Senior Notes, 7.125% due 3/15/12	779,101
1,270,000	LUKOIL International Finance BV, 6.356% due 6/7/17 (a)	971,550
	Pemex Project Funding Master Trust:
210,000	6.625% due 6/15/35 (a)	193,366
11,475,000	Senior Bonds, 6.625% due 6/15/35	10,566,065
1,207,000	Petrobras International Finance Co., 5.875% due 3/1/18	1,103,056
2,479,000	Petroplus Finance Ltd., Senior Notes, 7.000% due 5/1/17 (a)	2,069,965
3,388,000	Valero Energy Corp., Notes, 4.750% due 6/15/13	3,106,251
1,860,000	XTO Energy Inc., Senior Notes, 6.100% due 4/1/36	1,544,706

	Total Oil, Gas & Consumable Fuels	39,605,843

	TOTAL ENERGY	42,316,153

FINANCIALS - 41.0%
Capital Markets - 6.7%
	Bear Stearns Co. Inc.:
700,000	Senior Notes, 7.250% due 2/1/18	674,780
3,026,000	Subordinated Notes, 5.550% due 1/22/17	2,602,690
3,680,000	Goldman Sachs Capital II, Junior Subordinated Bonds, 5.793% due 6/1/12 (b)(c)	1,617,765
1,120,000	Goldman Sachs Group Inc., Senior Notes, 6.150% due 4/1/18	932,877
	Kaupthing Bank HF:
1,963,000	Senior Notes, 5.750% due 10/4/11 (a)(d)	1,561,351
3,927,000	Subordinated Notes, 7.125% due 5/19/16 (a)(d)	2,394,127
4,812,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (b)(c)(e)	2,406
4,081,000	Lehman Brothers Holdings Inc., Subordinated Notes, 6.500% due 7/19/17 (e)	20,405
	Merrill Lynch & Co. Inc.:
2,670,000	Senior Notes, 6.400% due 8/28/17	2,313,080
	Subordinated Notes:
5,790,000	5.700% due 5/2/17	4,746,804
1,309,000	6.110% due 1/29/37	911,169
	Morgan Stanley:
1,750,000	6.625% due 4/1/18	1,159,926
5,460,000	Senior Notes, 5.250% due 11/2/12	3,857,697
5,606,000	UBS Preferred Funding Trust, Subordinated Notes, Series 1, 6.243% due 5/15/16 (b)(c)	4,325,741

	Total Capital Markets	27,120,818

Commercial Banks - 14.0%
3,280,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	2,435,400
2,820,000	BAC Capital Trust XI, Notes, 6.625% due 5/23/36	2,186,391
3,700,000	BAC Capital Trust XIV, Junior Subordinated Notes, 5.630% due 3/15/12 (b)(c)	1,915,971

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORPORATE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT	SECURITY	VALUE
Commercial Banks - 14.0% (continued)
$3,026,000	Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (a)(b)	$2,899,979
	Barclays Bank PLC:
1,150,000	7.700% due 4/25/18 (a)(b)(c)	1,013,479
3,680,000	Junior Subordinated Bonds, 7.434% due 12/15/17 (a)(b)(c)	3,001,331
1,232,000	Comerica Capital Trust II, Capital Securities, 6.576% due 2/20/37 (b)	566,961
	Glitnir Banki HF:
1,963,000	Notes, 6.330% due 7/28/11 (a)(d)	1,553,754
3,758,000	Subordinated Bonds, 7.451% due 9/14/16 (a)(b)(c)(d)	1,935,633
2,857,000	Subordinated Notes, 6.693% due 6/15/16 (a)(b)(d)	1,513,239
2,472,000	HSBK Europe BV, 7.250% due 5/3/17 (a)	1,495,560
	ICICI Bank Ltd., Subordinated Bonds:
735,000	6.375% due 4/30/22 (a)(b)	508,069
438,000	6.375% due 4/30/22 (a)(b)	333,241
1,980,000	Landsbanki Islands HF, 7.431% due 10/19/17 (a)(b)(c)(d)	1,095,843
1,760,000	Natixis, 10.000% due 4/30/18 (a)(b)(c)	1,408,000
7,323,000	RBS Capital Trust III, Subordinated Notes, 5.512% due 9/30/14 (b)(c)	5,924,453
4,364,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(b)(c)	3,243,678
300,000	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium- Term Notes, 7.640% due 9/29/17 (b)(c)	223,834
5,400,000	RSHB Capital, Loan Participation Notes, 7.125% due 1/14/14 (a)	4,495,500
1,863,000	Russian Agricultural Bank, Loan Participation Notes, 7.175% due 5/16/13 (a)	1,583,923
5,272,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(b)(c)	2,213,059
366,000	SunTrust Bank, Subordinated Notes, 5.450% due 12/1/17	285,070
2,256,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (b)	1,393,779
1,420,000	SunTrust Preferred Capital I, 5.853% due 12/15/11 (b)(c)	781,491
	TuranAlem Finance BV, Bonds:
1,948,000	8.250% due 1/22/37 (a)	1,095,750
423,000	8.250% due 1/22/37 (a)	237,938
4,090,000	Wachovia Capital Trust III, Bank Guaranteed, 5.800% due 3/15/11 (b)(c)	1,718,573
	Wachovia Corp.:
1,124,000	Senior Notes, 5.750% due 6/15/17	844,863
3,811,000	Subordinated Notes, 5.625% due 10/15/16	2,377,565
1,809,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	1,495,786
6,010,000	Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13 (b)(c)	5,245,528

	Total Commercial Banks	57,023,641

Consumer Finance - 4.0%
3,449,000	Aiful Corp., Notes, 6.000% due 12/12/11 (a)	2,685,943
	American Express Co.:
710,000	7.000% due 3/19/18	627,666
5,159,000	Subordinated Debentures, 6.800% due 9/1/66 (b)	4,416,254
1,000,000	Capital One Financial Corp., Senior Notes, 6.750% due 9/15/17	881,712
2,600,000	Ford Motor Credit Co., Senior Notes, 12.000% due 5/15/15	1,986,114
3,875,000	General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	1,463,727
1,902,000	Nelnet Inc., Notes, 7.400% due 9/29/36 (b)	1,285,334
	SLM Corp.:
	Medium-Term Notes:
3,325,000	5.000% due 10/1/13	2,063,552
454,000	5.050% due 11/14/14	277,266
816,000	5.625% due 8/1/33	408,902
540,000	Senior Notes, 8.450% due 6/15/18	367,724

	Total Consumer Finance	16,464,194

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORPORATE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services - 9.6%
$3,734,000	AES El Salvador Trust, Senior Notes, 6.750% due 2/1/16 (a)	$3,131,209
1,752,000	AGFC Capital Trust I, 6.000% due 1/15/67 (a)(b)	471,088
2,342,000	Capital One Bank, Notes, 5.750% due 9/15/10	2,158,329
1,417,000	Capmark Financial Group Inc., 5.875% due 5/10/12	706,851
	Citigroup Inc.:
750,000	Junior Subordinated Notes, Preferred Securities, 8.400% due 4/30/18 (b)(c)	511,432
4,730,000	Notes, 6.875% due 3/5/38	3,879,678
	General Electric Capital Corp.:
270,000	Medium-Term Notes, 6.750% due 3/15/32	225,965
50,000	Senior Notes, Medium-Term Notes, 6.150% due 8/1/37	38,392
2,400,000	Subordinated Debentures, 6.375% due 11/15/67 (b)	1,945,159
1,240,000	Glen Meadow Pass-Through Certificates, 6.505% due 2/12/67 (a)(b)	916,297
2,695,000	Goldman Sachs Capital I, Capital Securities, 6.345% due 2/15/34	1,775,142
1,933,000	ILFC E-Capital Trust II, Bonds, 6.250% due 12/21/65 (a)(b)	578,259
	International Lease Finance Corp.:
1,320,000	6.375% due 3/25/13	834,319
5,351,000	Notes, 5.875% due 5/1/13	3,388,002
	JPMorgan Chase & Co., Subordinated Notes:
2,782,000	6.625% due 3/15/12	2,736,239
3,150,000	6.125% due 6/27/17	2,870,948
1,263,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16 (b)(c)	957,211
	Residential Capital LLC:
5,238,000	Junior Secured Notes, 9.625% due 5/15/15 (a)	1,283,310
4,000,000	Senior Secured Notes, 8.500% due 5/15/10 (a)	2,220,000
2,194,000	SMFG Preferred Capital, Bonds, 6.078% due 1/25/17 (a)(b)(c)	1,577,596
	TNK-BP Finance SA:
1,394,000	Bonds, 7.500% due 7/18/16 (a)	979,285
1,170,000	Senior Notes, 7.875% due 3/13/18 (a)	824,850
7,238,000	ZFS Finance USA Trust II, Bonds, 6.450% due 12/15/65 (a)(b)	5,218,627

	Total Diversified Financial Services	39,228,188

Insurance - 3.9%
1,078,000	ACE INA Holdings Inc., Senior Notes, 5.700% due 2/15/17	987,869
1,771,000	Allstate Corp., 6.500% due 5/15/57 (b)	1,113,621
2,064,000	American International Group Inc., Junior Subordinated Debentures, 6.250% due 3/15/37	330,905
1,301,000	Chubb Corp., Junior Subordinated Notes, 6.375% due 3/29/67 (b)	993,617
1,063,000	Everest Reinsurance Holdings Inc., 6.600% due 5/15/37 (b)	622,154
	Hartford Financial Services Group Inc.:
550,000	6.300% due 3/15/18	499,364
500,000	8.125% due 6/15/38 (b)	426,533
1,240,000	Liberty Mutual Group, Junior Subordinated Bonds, 7.800% due 3/15/37 (a)	750,400
4,027,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	2,516,565
	Prudential Financial Inc.:
1,670,000	5.150% due 1/15/13	1,580,880
1,410,000	8.875% due 6/15/38 (b)	1,329,166
4,066,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (b)	3,132,056
1,709,000	Willis North America Inc., Senior Notes, 5.625% due 7/15/15	1,563,959

	Total Insurance	15,847,089

Real Estate Investment Trusts (REITs) - 0.5%
3,715,000	iStar Financial Inc., Senior Notes, 5.150% due 3/1/12	1,858,737

Thrifts & Mortgage Finance - 2.3%
6,260,000	Countrywide Financial Corp., Medium-Term Notes, 5.800% due 6/7/12	5,292,373

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORPORATE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT	SECURITY	VALUE
Thrifts & Mortgage Finance - 2.3% (continued)
	Washington Mutual Inc.:
$5,486,000	Notes, 4.200% due 1/15/10 (e)	$3,648,190
2,432,000	Subordinated Notes, 4.625% due 4/1/14 (e)	413,440

	Total Thrifts & Mortgage Finance	9,354,003

	TOTAL FINANCIALS	166,896,670

HEALTH CARE - 6.0%
Health Care Equipment & Supplies - 0.5%
872,000	Baxter International Inc., Senior Notes, 5.900% due 9/1/16	876,664
1,209,000	Hospira Inc., Senior Notes, 6.050% due 3/30/17	1,154,588

	Total Health Care Equipment & Supplies	2,031,252

Health Care Providers & Services - 5.5%
2,695,000	Aetna Inc., Senior Notes, 6.000% due 6/15/16	2,595,646
1,671,000	Cardinal Health Inc., Senior Notes, 5.800% due 10/15/16	1,563,426
3,303,000	HCA Inc., Senior Notes, 6.500% due 2/15/16	2,634,143
3,657,000	Humana Inc., Senior Notes, 6.300% due 8/1/18	3,237,725
1,432,000	Quest Diagnostic Inc., Senior Notes, 5.125% due 11/1/10	1,444,885
5,236,000	UnitedHealth Group Inc., Senior Notes, 5.000% due 8/15/14	4,776,976
2,603,000	Universal Health Services Inc., Notes, 7.125% due 6/30/16	2,642,886
3,380,000	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12	3,448,225

	Total Health Care Providers & Services	22,343,912

	TOTAL HEALTH CARE	24,375,164

INDUSTRIALS - 3.4%
Building Products - 0.8%
3,159,000	GTL Trade Finance Inc., 7.250% due 10/20/17 (a)	3,033,730

Commercial Services & Supplies - 0.4%
1,717,000	Waste Management Inc., Senior Notes, 7.750% due 5/15/32	1,693,913

Industrial Conglomerates - 1.5%
	Tyco International Group SA:
40,000	Notes, 6.125% due 1/15/09	40,136
4,000,000	Senior Bonds, 6.875% due 1/15/21 (a)	3,824,720
120,000	Senior Notes, 6.375% due 10/15/11	121,060
2,370,000	United Technologies Corp., Senior Notes, 5.400% due 5/1/35	2,131,502

	Total Industrial Conglomerates	6,117,418

Road & Rail - 0.7%
2,988,000	Union Pacific Corp., Debentures, 6.625% due 2/1/29	2,819,348

	TOTAL INDUSTRIALS	13,664,409

INFORMATION TECHNOLOGY - 0.7%
IT Services - 0.7%
	Electronic Data Systems Corp., Notes:
1,242,000	7.125% due 10/15/09	1,262,331
1,540,000	7.450% due 10/15/29	1,585,561

	TOTAL INFORMATION TECHNOLOGY	2,847,892

MATERIALS - 5.1%
Chemicals - 0.4%
830,000	Dow Chemical Co., 5.700% due 5/15/18	765,960
950,000	PPG Industries Inc., 5.750% due 3/15/13	942,448

	Total Chemicals	1,708,408

Metals & Mining - 4.2%
1,570,000	Alcoa Inc., Notes, 6.000% due 7/15/13	1,542,077
1,000,000	Barrick Gold Financeco LLC, Senior Notes, 6.125% due 9/15/13	983,780

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORPORATE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT	SECURITY	VALUE
Metals & Mining - 4.2% (continued)
$7,469,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	$7,367,952
6,689,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	5,987,371
1,220,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)	1,094,096

	Total Metals & Mining	16,975,276

Paper & Forest Products - 0.5%
1,979,000	Weyerhaeuser Co., Senior Notes, 6.750% due 3/15/12	1,957,400

	TOTAL MATERIALS	20,641,084

TELECOMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 6.6%
1,633,000	AT&T Corp., Senior Notes, 8.000% due 11/15/31	1,658,197
2,730,000	AT&T Inc., 5.600% due 5/15/18	2,447,854
1,155,000	British Telecommunications PLC, Bonds, 9.125% due 12/15/30	1,154,935
4,478,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	4,000,377
	Embarq Corp.:
2,718,000	Notes, 7.995% due 6/1/36	1,947,909
1,886,000	Senior Notes, 6.738% due 6/1/13	1,663,961
1,347,000	France Telecom SA, Notes, 8.500% due 3/1/31	1,465,166
	Koninklijke KPN NV, Senior Notes:
1,109,000	8.000% due 10/1/10	1,162,631
1,725,000	8.375% due 10/1/30	1,852,679
1,848,000	SBC Communications Inc., Notes, 5.100% due 9/15/14	1,730,597
3,850,000	Telecom Italia Capital SpA, Senior Notes, 6.000% due 9/30/34	2,704,625
2,695,000	Telefonica Emisiones SAU, Senior Notes, 7.045% due 6/20/36	2,444,473
	Verizon Global Funding Corp.:
	Notes:
480,000	7.375% due 9/1/12	495,912
1,540,000	7.750% due 6/15/32	1,449,034
144,000	Senior Notes, 5.850% due 9/15/35	112,931
514,000	Verizon New York Inc., Senior Debentures, 6.875% due 4/1/12	514,375

	Total Diversified Telecommunication Services	26,805,656

Wireless Telecommunication Services - 3.7%
2,050,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	1,930,782
	New Cingular Wireless Services Inc.:
986,000	Notes, 8.125% due 5/1/12	1,052,466
2,830,000	Senior Notes, 8.750% due 3/1/31	3,137,112
	Sprint Capital Corp.:
1,320,000	Global Notes, 6.900% due 5/1/19	1,024,758
3,000,000	Notes, 8.750% due 3/15/32	2,344,920
1,540,000	Senior Notes, 8.375% due 3/15/12	1,386,995
4,774,000	Vodafone Group PLC, Notes, 5.000% due 9/15/15	4,207,326

	Total Wireless Telecommunication Services	15,084,359

	TOTAL TELECOMMUNICATION SERVICES	41,890,015

UTILITIES - 7.0%
Electric Utilities - 3.5%
	Commonwealth Edison Co.:
390,000	5.800% due 3/15/18	358,020
1,040,000	6.450% due 1/15/38	914,087
1,040,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	1,040,000
	Enersis SA, Notes:
186,000	7.375% due 1/15/14	188,021
264,000	7.400% due 12/1/16	267,179
	FirstEnergy Corp., Notes:
583,000	6.450% due 11/15/11	586,189

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORPORATE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT	SECURITY	VALUE
Electric Utilities - 3.5% (continued)
$5,883,000	7.375% due 11/15/31	$5,484,185
2,605,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	2,306,363
3,080,000	Progress Energy Inc., Senior Notes, 7.750% due 3/1/31	3,171,784

	Total Electric Utilities	14,315,828

Gas Utilities - 0.8%
3,657,000	AGL Capital Corp., Senior Notes, 4.950% due 1/15/15	3,355,272

Independent Power Producers & Energy Traders - 1.4%
	Energy Future Holdings, Senior Notes:
10,000	10.875% due 11/1/17 (a)	9,075
3,160,000	11.250% due 11/1/17 (a)(f)	2,686,000
	TXU Corp., Senior Notes:
38,000	5.550% due 11/15/14	28,548
3,349,000	6.500% due 11/15/24	2,149,646
1,043,000	6.550% due 11/15/34	646,079

	Total Independent Power Producers & Energy Traders	5,519,348

Multi-Utilities - 1.3%
5,467,000	Consolidated Edison Co. of New York, Senior Notes, 5.375% due 12/15/15	5,222,953

	TOTAL UTILITIES	28,413,401

	TOTAL CORPORATE BONDS & NOTES (Cost - $503,234,857)	391,105,462

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
	Thornburg Mortgage Securities Trust:
1,823,693	6.214% due 9/25/37 (b)	1,532,777
1,910,463	6.217% due 9/25/37 (b)	1,636,846

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,700,589)	3,169,623

SOVEREIGN BONDS - 0.2%
Mexico - 0.2%
	United Mexican States, Medium-Term Notes:
494,000	7.500% due 4/8/33	540,930
452,000	6.750% due 9/27/34	455,390

	TOTAL SOVEREIGN BONDS (Cost - $1,065,474)	996,320

SHARES
PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
351,225	Federal Home Loan Mortgage Corp. (FHLMC), 8.375% (b)(i)*	572,497
46,575	Federal National Mortgage Association (FNMA), 8.250% (b)(i)*	101,533

	TOTAL PREFERRED STOCKS (Cost - $6,147,550)	674,030

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $514,148,470)	395,945,435

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORPORATE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 0.9%
U.S. Government Agency - 0.2%
$774,000	Federal National Mortgage Association (FNMA), Discount Notes, 1.825%- 2.666% due 12/15/08 (g)(h)(i) (Cost - $770,773)	$770,009

Repurchase Agreement - 0.7%
2,937,000	Morgan Stanley tri-party repurchase agreement dated 9/30/08, 1.250% due 10/1/08; Proceeds at maturity - $2,937,102; (Fully collateralized by U.S. government agency obligation, 3.875% due 6/29/11; Market value - $3,033,931) (Cost - $2,937,000)	2,937,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,707,773)	3,707,009

	TOTAL INVESTMENTS - 98.3% (Cost - $517,856,243#)	399,652,444
	Other Assets in Excess of Liabilities - 1.7%	6,891,493

	TOTAL NET ASSETS — 100.0%	$406,543,937

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Subsequent to the reporting period, this security went into default.

(e)	Security is currently in default.

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)	Rate shown represents yield-to-maturity.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Corporate Bond Fund (formerly known as Legg Mason Partners Investment Grade Bond Fund) (the “Fund”) is a separate diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts as a hedging technique in an attempt to manage risk in the Fund’s portfolio, as a substitute for buying or selling securities, as a cash flow management technique, or for purposes of enhancing returns. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Credit and Market Risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$399,652,444	$674,030	$398,978,414	—
Other Financial Instruments*	515,484	515,484	—	—

Total	$400,167,928	$1,189,514	$398,978,414	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

3. Investments

At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$164,430
Gross unrealized depreciation	(118,368,229)

Net unrealized depreciation	$(118,203,799)

At September 30, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	435	3/09	$105,352,800	$105,525,562	$172,762
U.S. Treasury 5-Year Notes	126	12/08	14,083,395	14,141,531	58,136

					230,898

Contracts to Sell:
U.S. Treasury Bonds	20	12/08	2,341,541	2,343,438	(1,897)
U.S. Treasury 10-Year Notes	491	12/08	56,567,358	56,280,875	286,483

					284,586

Net Unrealized Gain on Open Futures Contracts					$515,484

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 21, 2008

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: November 21, 2008